Stockolders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Convertible Preferred Stock Authorized, Issued and Outstanding

Convertible preferred stock authorized, issued and outstanding as of December 31, 2012 (in thousands) follows:

	Shares authorized	Shares issued and outstanding	Net proceeds	Aggregate liquidation preference
Series A	16,847	16,847	$12,064	$12,164
Series B	5,729	5,657	11,790	11,868
Series C	3,289	3,031	9,870	10,000
Series D	2,300	1,737	10,385	10,464
Series E	4,129	3,097	29,911	30,000
	32,294	30,369	$74,020	$74,496

Schedule of Common Stock Reserved for Issuance

Shares of Class A common stock reserved for future issuance were as follows (in thousands):

December 31, 2013
Preferred stock	100,000
Class B common stock	53,043
Common stock warrants	502
2013 Employee stock purchase plan	1,250
2013 Equity incentive plan:
Outstanding options and restricted stock unit awards	11,224
Available for future grants	6,014
172,033

Schedule of Outstanding Warrants to Purchase Common Stock and Preferred Stock

The Company has issued common stock warrants to consultants for services and preferred stock warrants to lenders in connection with its debt agreements. Upon effectiveness of the Company’s Registration Statement and the filing of its Certificate of Incorporation in Delaware on September 26, 2013, all outstanding preferred stock warrants automatically converted to Class B common stock warrants.  As of December 31, 2013, outstanding warrants to purchase shares of Class B common stock were as follows(number of warrant shares in thousands):

Class of shares	Number of Warrant Shares Outstanding and Exercisable	Weighted- Average Exercise price Per Share	Weighted- Average Contractual Term (in Years)
Common stock	502	$5.05	5.9

Schedule of Assumptions of Fair Value of Preferred Stock Warrants using Black-Scholes Option Pricing Model

The weighted-average assumptions used in the option pricing models and the resulting grant date fair value of stock options granted  in the periods presented were as follows:

	Year Ended December 31,
	2013	2012	2011
Expected term for employees (in years)	6.1	6.1	6.2
Expected term for non-employees (in years)	10.0	10.0	10.0
Expected volatility	54%	61%	67%
Risk-free interest	1.68%	0.97%	2.08%
Expected dividends	—	—	—
Grant date fair value of employee options	$6.19	$3.07	$1.18

Series E Preferred Stock
Schedule of Assumptions of Fair Value of Preferred Stock Warrants using Black-Scholes Option Pricing Model

The 2013 TriplePoint Series E warrants were issued with an exercise price equal to the lower of: (i) $9.68 or (ii) lowest price per share in the next round of equity financing. As the 2013 TriplePoint Series E warrants were issued in connection with a loan, the proceeds were allocated to the loan and the warrants based on the relative fair value of the instruments resulting in a loan discount of $495,000 being recorded.  As a result of the exercise price adjustment feature, the 2013 TriplePoint Series E warrants were not indexed to the Company’s stock and were classified as liabilities on the date of issuance. The exercise price adjustment feature for the 2013TriplePoint Series E warrants expired upon the effectiveness of the Registration Statement and the filing of the Company’s Certificate of Incorporation in Delaware (September 26, 2013). Upon the expiration of the exercise price adjustment feature, the 2013TriplePoint Series E warrants became indexed to the Company’s stock and were reclassified as stockholders’ equity. The 2013 TriplePoint Series E warrants were recorded at fair value for the period the warrants were classified as liabilities with changes in fair value recognized in other income and expense. The fair value of the 2013 TriplePoint Series E warrants was reclassified to stockholders’ equity on September 26, 2013 when the Series E preferred stock and preferred stock warrants were converted into Class B common stock and warrants to purchase Class B common stock, respectively. The fair value of the 2013 TriplePoint Series E warrants was measured during the period outstanding through the reclassification date using the Black-Scholes-Merton option pricing model with the following assumptions:

Expected volatility	58%-60%
Expected life in years	9.9-10.0
Risk free interest rate	2.64%-2.71%
Dividend yield	0.00%

Series D Preferred Stock
Schedule of Assumptions of Fair Value of Preferred Stock Warrants using Black-Scholes Option Pricing Model

In connection with the $4,000,000 growth capital part II loan draw from TriplePoint in June 2013, the Company issued TriplePoint a warrant to purchase 33,192 shares of Series D preferred stock with the exercise price set at the lower of: (i) $6.03 per share or (ii) the lowest price per share in the next round of equity financing (the “2013 TriplePoint Series D warrants”).  As the 2013 TriplePoint Series D warrants were issued in connection with a loan, the proceeds were allocated to the loan and the warrants based on the relative fair value of the instruments resulting in a loan discount of $265,000 being recorded.  As a result of the exercise price adjustment feature, the 2013 TriplePoint Series D warrants were not indexed to the Company’s stock and were classified as liabilities on the date of issuance. The exercise price adjustment feature for the 2013TriplePoint Series D warrants expired upon the effectiveness of the Registration Statement and the filing of the Company’s Certificate of Incorporation in Delaware (September 26, 2013). Upon the expiration of the exercise price adjustment feature, the 2013TriplePoint Series D warrants became indexed to the Company’s stock and were reclassified as stockholders’ equity. The 2013TriplePoint Series D warrants were recorded at fair value for the period the warrants were classified as liabilities with changes in fair value recognized in other income and expense. The fair value of the 2013TriplePoint Series D warrants was reclassified to stockholders’ equity on September 26, 2013 when the Series D preferred stock and preferred stock warrants were converted into Class B common stock and warrants to purchase Class B common stock, respectively. The fair value of the 2013TriplePoint Series D warrants was measured during the period outstanding through the reclassification date using the Black-Scholes-Merton option pricing model with the following assumptions:    :

Expected volatility	55%-58%
Expected life in years	6.8-7.0
Risk free interest rate	1.91%-2.64%
Dividend yield	0.00%

In connection with the execution of the TriplePoint credit facility and the growth capital part I and equipment loan draws, warrants to purchase 106,975 shares of Series D preferred stock were issued to TriplePoint in June and August 2012 (the “2012 Series D warrants”), with an exercise price equal to the lower of:  (i) $6.03 or (ii) lowest price per share in the next round of equity financing. As a result of the exercise price adjustment feature, the 2012 Series D warrants were not indexed to the Company’s stock and were classified as liabilities on the date of issuance. The exercise price adjustment feature for the 2012 Series D warrants expired with the issuance of Series E preferred stock in November 2012. Upon the expiration of the exercise price adjustment feature, the 2012 Series D warrants became indexed to the Company’s stock and were reclassified as stockholders’ equity. The 2012 Series D warrants were recorded at fair value for the period the warrants were classified as liabilities with changes in fair value recognized in other income and expense. The fair value of the 2012 Series D warrants was measured during the period outstanding through the reclassification date using the Black-Scholes-Merton option pricing model with the following assumptions:

Expected volatility	56%-65%
Expected life in years	6.5-7.0
Risk free interest rate	1.06%-1.15%
Dividend yield	0.00%